Restructuring Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 12,490	$ 7,753	$ 12,490	$ 7,753	$ 7,800		$ 8,800
Restructuring Reserve	12,000		12,000		12,490
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring						$ 8,159
Restructuring Reserve	7		7		317	1,791
Manchester Facility
Restructuring Cost and Reserve [Line Items]
Restructuring							8,796
Asset impairment charges							5,629
Restructuring Reserve	108		108		200	641	3,167	$ 2,000
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	9,194		9,194		9,684
Workforce Reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring						6,190
Restructuring Reserve	0		0		0	393
Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	2,806		2,806		2,806
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring						1,969
Restructuring Reserve	7		7		317	1,398
Onerous Lease | Manchester Facility
Restructuring Cost and Reserve [Line Items]
Restructuring							3,167
Asset impairment charges							0
Restructuring Reserve	108		108		200	641	3,167	2,000
Asset Impairment | Manchester Facility
Restructuring Cost and Reserve [Line Items]
Restructuring							5,629
Asset impairment charges							5,629
Restructuring Reserve	0		0		$ 0	$ 0	$ 0	$ 0
Other Current Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	13,100		13,100
Other Noncurrent Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	$ 1,100		$ 1,100